Basis of preparation	6 Months Ended
Jun. 30, 2022
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Basis of preparation
3	Basis of preparation

3.1	Statement of compliance
These condensed consolidated interim financial statements for the six months ended 30 June 2022 have been prepared in accordance with International Accounting Standards (“IAS”) 34
Interim Financial Reporting
, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended 31 December 2021 (‘last annual financial statements’). They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

3.2	Functional and presentation currency
These condensed consolidated interim financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ have been rounded to the nearest million, unless otherwise stated.

3.3	Use of estimates and judgments
In preparing these condensed consolidated interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.
Measurement of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities.
As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest). The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:

•	Note 5 – Intangible assets and goodwill,

•	Note 13 – Financial instruments, and

•	Note 15 – Business combinations

3.4	Change in accounting policies
Except as described below, the accounting policies applied in these interim financial statements are the same as those applied in the Group’s consolidated financial statements as at and for the year ended 31 December 2021. The change in accounting policy will also be reflected in the Group’s consolidated financial statements as at and for the year ending 31 December 2022.
The Group has adopted
Onerous Contracts – Costs of Fulfilling a Contract (Amendments to IAS 37)
from 1 January 2022. This resulted in a change in accounting policy for performing an onerous contracts assessment. Previously, the Group included only incremental costs to fulfill a contract when determining whether that contract was onerous. The revised policy is to include both incremental costs and an allocation of other direct costs. The Group has analyzed contracts existing at 1 January 2022 and determined that there is no significant impact on the opening equity balances as at 1 January 2022 as a result of the change.